BENEFIT PLANS - Asset Allocation and Fair Values of Pension Plan Assets (Details) - Pension Plan - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Pension Plan Assets [Abstract]
Weighted average asset allocation (in hundredths)	100.00%
Fair value of plan assets	$ 285,074
Level I
Pension Plan Assets [Abstract]
Fair value of plan assets	123,949
Level II
Pension Plan Assets [Abstract]
Fair value of plan assets	$ 161,125
Mutual funds
Pension Plan Assets [Abstract]
Weighted average asset allocation (in hundredths)	43.00%
Fair value of plan assets	$ 121,356
Mutual funds | Level I
Pension Plan Assets [Abstract]
Fair value of plan assets	$ 121,356
Fixed income securities
Pension Plan Assets [Abstract]
Weighted average asset allocation (in hundredths)	55.00%
Foreign issued corporate debt
Pension Plan Assets [Abstract]
Fair value of plan assets	$ 13,583
Foreign issued corporate debt | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets	13,583
U.S. corporate debt
Pension Plan Assets [Abstract]
Fair value of plan assets	48,046
U.S. corporate debt | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets	48,046
Government debt
Pension Plan Assets [Abstract]
Fair value of plan assets	4,810
Government debt | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets	4,810
U.S. Treasury securities
Pension Plan Assets [Abstract]
Fair value of plan assets	77,285
U.S. Treasury securities | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets	77,285
Asset-backed securities
Pension Plan Assets [Abstract]
Fair value of plan assets	14,065
Asset-backed securities | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets	14,065
Cash Equivalents
Pension Plan Assets [Abstract]
Fair value of plan assets	5,682
Cash Equivalents | Level I
Pension Plan Assets [Abstract]
Fair value of plan assets	2,593
Cash Equivalents | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets	$ 3,089
Cablevision Systems Corporation And Subsidiaries
Pension Plan Assets [Abstract]
Weighted average asset allocation (in hundredths)		100.00%
Fair value of plan assets		$ 302,147
Cablevision Systems Corporation And Subsidiaries | Level I
Pension Plan Assets [Abstract]
Fair value of plan assets		118,067
Cablevision Systems Corporation And Subsidiaries | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets		$ 184,080
Cablevision Systems Corporation And Subsidiaries | Mutual funds
Pension Plan Assets [Abstract]
Weighted average asset allocation (in hundredths)		39.00%
Fair value of plan assets		$ 117,174
Cablevision Systems Corporation And Subsidiaries | Mutual funds | Level I
Pension Plan Assets [Abstract]
Fair value of plan assets		$ 117,174
Cablevision Systems Corporation And Subsidiaries | Fixed income securities
Pension Plan Assets [Abstract]
Weighted average asset allocation (in hundredths)		61.00%
Cablevision Systems Corporation And Subsidiaries | Foreign issued corporate debt
Pension Plan Assets [Abstract]
Fair value of plan assets		$ 12,825
Cablevision Systems Corporation And Subsidiaries | Foreign issued corporate debt | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets		12,825
Cablevision Systems Corporation And Subsidiaries | U.S. corporate debt
Pension Plan Assets [Abstract]
Fair value of plan assets		54,005
Cablevision Systems Corporation And Subsidiaries | U.S. corporate debt | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets		54,005
Cablevision Systems Corporation And Subsidiaries | Government debt
Pension Plan Assets [Abstract]
Fair value of plan assets		8,273
Cablevision Systems Corporation And Subsidiaries | Government debt | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets		8,273
Cablevision Systems Corporation And Subsidiaries | U.S. Treasury securities
Pension Plan Assets [Abstract]
Fair value of plan assets		90,414
Cablevision Systems Corporation And Subsidiaries | U.S. Treasury securities | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets		90,414
Cablevision Systems Corporation And Subsidiaries | Asset-backed securities
Pension Plan Assets [Abstract]
Fair value of plan assets		18,563
Cablevision Systems Corporation And Subsidiaries | Asset-backed securities | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets		18,563
Cablevision Systems Corporation And Subsidiaries | Cash Equivalents
Pension Plan Assets [Abstract]
Fair value of plan assets		893
Cablevision Systems Corporation And Subsidiaries | Cash Equivalents | Level I
Pension Plan Assets [Abstract]
Fair value of plan assets		$ 893